Note 10 - Deferred Revenues - Change in Deferred Revenue on Extension of Warranty (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Beginning balance	€ 2,857
Ending balance	2,902
Extension of Warranty [Member]
Beginning balance	676
New extension of warranty	331
Recognition of revenue	(152)
Ending balance	€ 855